Segmented Information (Tables)	9 Months Ended
Jul. 31, 2023
Disclosure of operating segments [abstract]
Summary of Results by Business Segment
The following table summarizes the segment results for the three and nine months ended July 31, 2023 and July 31, 2022.
Results by Business Segment
1

(millions of Canadian dollars)	Canadian Personal and Commercial Banking		U.S. Retail		Wealth Management and Insurance		Wholesale Banking 2		Corporate 2		Total
	For the three months ended July 31
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Net interest income (loss)	$3,571	$3,199	$2,879	$2,453	$256	$249	$270	$786	$313	$357	$7,289	$7,044

Non-interest income (loss)	999	1,061	648	648	2,523	2,511	1,298	290	22	(629)	5,490	3,881

Total revenue	4,570	4,260	3,527	3,101	2,779	2,760	1,568	1,076	335	(272)	12,779	10,925
Provision for (recovery of) credit losses	379	170	249	107	–	–	25	25	113	49	766	351
Insurance claims and related expenses	–	–	–	–	923	829	–	–	–	–	923	829

Non-interest expenses	1,895	1,807	2,004	1,715	1,170	1,150	1,247	691	1,266	733	7,582	6,096

Income (loss) before income taxes and share of net income from investment in Schwab	2,296	2,283	1,274	1,279	686	781	296	360	(1,044)	(1,054)	3,508	3,649
Provision for (recovery of) income taxes	641	605	151	126	182	206	24	89	(271)	(323)	727	703

Share of net income from investment in Schwab 3,4	–	–	191	289	–	–	–	–	(9)	(21)	182	268

Net income (loss)	$1,655	$1,678	$1,314	$1,442	$504	$575	$272	$271	$(782)	$(752)	$2,963	$3,214

	For the nine months ended July 31
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Net interest income (loss)	$10,487	$9,008	$9,082	$6,647	$795	$673	$1,293	$2,254	$793	$1,141	$22,450	$19,723

Non-interest income (loss)	3,076	3,124	1,802	2,183	7,621	7,556	3,037	1,418	(615)	(535)	14,921	13,746

Total revenue	13,563	12,132	10,884	8,830	8,416	8,229	4,330	3,672	178	606	37,371	33,469
Provision for (recovery of) credit losses	953	262	639	110	1	1	69	11	393	66	2,055	450
Insurance claims and related expenses	–	–	–	–	2,703	2,177	–	–	–	–	2,703	2,177

Non-interest expenses	5,661	5,255	6,125	4,944	3,518	3,503	3,319	2,231	4,262	2,163	22,885	18,096

Income (loss) before income taxes and share of net income from investment in Schwab	6,949	6,615	4,120	3,776	2,194	2,548	942	1,430	(4,477)	(1,623)	9,728	12,746
Provision for (recovery of) income taxes	1,940	1,751	547	460	577	669	189	366	(713)	(557)	2,540	2,689

Share of net income from investment in Schwab 3,4	–	–	742	765	–	–	–	–	(34)	(64)	708	701
Net income (loss)	$5,009	$4,864	$4,315	$4,081	$1,617	$1,879	$753	$1,064	$(3,798)	$(1,130)	$7,896	$10,758

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 7 for further details.

Total Assets by Business Segment

(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking	Corporate	Total
	As at July 31, 2023
Total assets	$552,107	$550,074	$23,114	$635,825	$125,955	$1,887,075

	As at October 31, 2022
Total assets	$526,374	$585,297	$23,721	$635,094	$147,042	$1,917,528